                              MFS(R) BLUE CHIP FUND

                      Supplement to the Current Prospectus


         The Board of Trustees responsible for overseeing MFS Blue Chip Fund (the "Fund") is expected to consider at its next regular meeting on December 8, 1999, a proposal to terminate and liquidate the Fund, effective December 22, 1999, or as soon thereafter as is practicable (the "Termination Date"). If the proposal is approved by the Board, sales of shares of the Fund will be suspended and any shareholder who has not redeemed or exchanged all shares in his or her account by the Termination Date will have his or her shares automatically exchanged on the Termination Date for shares of MFS Money Market Fund.



                The Date of this Supplement is November 24, 1999.

                       MFS(R) CONVERTIBLE SECURITIES FUND

                      Supplement to the Current Prospectus


         The Board of Trustees responsible for overseeing MFS Convertible Securities Fund (the "Fund") is expected to consider at its next regular meeting on December 8, 1999, a proposal to terminate and liquidate the Fund, effective December 22, 1999, or as soon thereafter as is practicable (the "Termination Date"). If the proposal is approved by the Board, sales of shares of the Fund will be suspended and any shareholder who has not redeemed or exchanged all shares in his or her account by the Termination Date will have his or her shares automatically exchanged on the Termination Date for shares of MFS Money Market Fund.



                THE DATE OF THIS SUPPLEMENT IS NOVEMBER 24, 1999.

                           MFS(R) SMALL CAP VALUE FUND

                      Supplement to the Current Prospectus


         The Board of Trustees responsible for overseeing MFS Small Cap Value Fund (the "Fund") is expected to consider at its next regular meeting on December 15, 1999, a proposal to terminate and liquidate the Fund, effective December 22, 1999, or as soon thereafter as is practicable (the "Termination Date"). If the proposal is approved by the Board, sales of shares of the Fund will be suspended and any shareholder who has not redeemed or exchanged all shares in his or her account by the Termination Date will have his or her shares automatically exchanged on the Termination Date for shares of MFS Money Market Fund.



                The Date of this Supplement is November 24, 1999.

                            VERTEX U.S. ALL CAP FUND

                      Supplement to the Current Prospectus


         The Board of Trustees responsible for overseeing Vertex U.S. All Cap Fund (the "Fund") is considering a proposal to terminate and liquidate the Fund, effective December 22, 1999, or as soon thereafter as is practicable (the "Termination Date"). If the proposal is approved by the Board, sales of shares of the Fund will be suspended and any shareholder who has not redeemed or exchanged all shares in his or her account by the Termination Date will have his or her shares automatically exchanged on the Termination Date for shares of MFS Money Market Fund.



                THE DATE OF THIS SUPPLEMENT IS NOVEMBER 24, 1999.